MAINSTAY FUNDS TRUST

MainStay Absolute Return Multi-Strategy Fund

Supplement dated May 1, 2018 (“Supplement”) to the Prospectus,

Summary Prospectus and Statement of Additional Information (“SAI”),

each dated August 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus, Summary Prospectus and SAI.

Effective immediately, Myriam Guervin will no longer serve as a portfolio manager of MainStay Absolute Return Multi-Strategy Fund. All references to Ms. Guervin are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.